Segment Information - Additional Information (Detail)	1 Months Ended	12 Months Ended
	Jul. 31, 2012 Segment	Dec. 31, 2011 Segment	Jul. 31, 2012 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2011 Mangas Everest Societe Par Actions Simplifiee	Dec. 31, 2010 Mangas Everest Societe Par Actions Simplifiee	Apr. 30, 2010 Mangas Everest Societe Par Actions Simplifiee
Segment Reporting Information [Line Items]
Number of reportable segments	2	2
Percentage ownership interest in gaming software and service business			33.66%	40.00%	40.00%	40.00%